UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D/A

Amendment No. 1

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: May 26, 2016 to June 17, 2016

Commission File Number of issuing entity: 333-207361-02

Central Index Key Number of issuing entity: 0001672609

CSAIL 2016-C6 Commercial Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-207361

Central Index Key Number of depositor: 0001654060

Credit Suisse Commercial Mortgage Securities Corp.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001628601

Column Financial, Inc.

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001632269

Benefit Street Partners CRE Finance LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001497973

The Bank of New York Mellon

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001576832

MC-Five Mile Commercial Mortgage Finance LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001505494

The Bancorp Bank

(Exact name of sponsor as specified in its charter)

Charles Y. Lee (212) 538-1807

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3991428

38-3991429

38-7145129

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑5			X
A‑SB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

EXPLANATORY NOTE

This Form 10-D/A amends the Registrant’s Asset Backed Issuer Distribution Report on Form 10-D dated June 27, 2016 and filed by the Registrant on June 30, 2016.  The purpose of this amendment is to include information under Item 6 relating to significant obligors of pool assets.  No modifications were made to the Monthly Distribution Report.

Part I - DISTRIBUTION INFORMATION

Item 1.Distribution and Pool Performance Information

On June 17, 2016 a distribution was made to holders of the certificates issued by CSAIL 2016-C6 Commercial Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the delinquency and loss information for the trust assets for the CSAIL 2016-C6 Commercial Mortgage Trust expressed in 30 or 31 day increments up to a period of 120 days as required by Item 1121(a)(9) of Regulation AB:

Delinquency Summary as reported on June 17, 2016

Number of Days Delinquent	Number of Loans/REOs	Ending Scheduled Balance
0-29	50	$767,308,235.25
30-59	0	$0.00
60-89	0	$0.00
90-120	0	$0.00
121+	0	$0.00
Total	50	$767,308,235.25

No assets securitized by Credit Suisse Commercial Mortgage Securities Corp. (the "Depositor") and held by CSAIL 2016-C6 Commercial Mortgage Trust were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from May 26, 2016 to June 17, 2016.

The Depositor has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on May 12, 2016. The CIK number of the Depositor is 0001654060.

Column Financial, Inc. ("Column"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 11, 2016. The CIK number of Column is 0001628601.

Benefit Street Partners CRE Finance LLC (“BSPCF” previously known as BSPCC Lender L.L.C.), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 9, 2016. The CIK number of BSPCF is 0001632269.

The Bank of New York Mellon (" BNY"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 9, 2016. The CIK number of BNY is 0001497973.

MC-Five Mile Commercial Mortgage Finance LLC (“MC-Five Mile”), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on  May 9, 2016. The CIK number of MC-Five Mile is 0001576832.

The Bancorp Bank ("Bancorp"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on January 11, 2016. The CIK number of Bancorp is 0001505494.

Part II - OTHER INFORMATION

Item 3.  Sales of Securities and Use of Proceeds

Certain information required to be provided by Item 3 of Part II of Form 10-D was previously reported on the registrant’s Current Report on Form 8-K filed on May 26, 2016 (Central Index Key number: 0001672609, Commission file number: 333-207361-02).

Item 6. Significant Obligors of Pool Assets.

The GLP Industrial Portfolio B Mortgaged Properties constitute a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus filed with the SEC on May 26, 2016 for CSAIL 2016-C6 Commercial Mortgage Trust. There are no current updates to the net operating income of the significant obligor at this time.

The 200 Forest Street Mortgaged Property constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus filed with the SEC on May 26, 2016 for CSAIL 2016-C6 Commercial Mortgage Trust. There are no current updates to the net operating income of the significant obligor at this time.

Item 9. Other Information

KeyBank National Association, in its capacity as Master Servicer for CSAIL 2016-C6 Commercial Mortgage Trust, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	n/a	n/a
Current Distribution Date:	06/17/2016	$0.00

*REO Account Balance
Prior Distribution Date:	n/a	n/a
Current Distribution Date:	06/17/2016	$0.00

*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for CSAIL 2016-C6 Commercial Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	n/a	n/a
Current Distribution Date:	06/17/2016	$5,220.96

Interest Reserve Account Balance
Prior Distribution Date:	n/a	n/a
Current Distribution Date:	06/17/2016	$0.00

Gain-on-Sale Reserve Account Balance
Prior Distribution Date:	n/a	n/a
Current Distribution Date:	06/17/2016	$0.00

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D/A:
(99.1)	Monthly report distributed to holders of the certificates issued by CSAIL 2016-C6 Commercial Mortgage Trust, relating to the June 17, 2016 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Credit Suisse Commercial Mortgage Securities Corp.

(Depositor)

/s/ Charles Y. Lee

Charles Y. Lee, President and CEO

Date: August 3, 2016

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by CSAIL 2016-C6 Commercial Mortgage Trust, relating to the June 17, 2016 distribution.